REVENUES AND COST OF REVENUES	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUES AND COST OF REVENUES

3. REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the six months ended June 30, 2024 and 2023, respectively:

	June 30, 2024	June 30, 2023
Revenues
Electric vehicles and accessories sales	$12,076,334	$7,496,861

Software royalties	343	232,462
Software development and design services	55,991	408,497

Software royalties and development and design subtotal	56,334	640,959

Total revenues accounted for under ASC Topic 606	$12,132,668	$8,137,820

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of electric vehicles and accessories revenues consist primarily of cost of products, labor cost, and other overhead expenses. Cost of Software development and design revenues consist primarily of raw material cost, outsourced development cost, and amortization cost of the intangible assets. The following table identifies the disaggregation of the Company’s cost of revenues for the six months ended June 30, 2024 and 2023, respectively:

	June 30, 2024	June 30, 2023
Cost of revenues
Electric vehicles and accessories	$10,374,282	$6,561,276
Software development and design services	394,435	393,088

Total cost of revenues	$10,768,717	$6,954,364